Note 3 - Property and Equipment, Net	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consists of the following:

	December 31, 2016	September 30, 2017
	(Audited)	(Unaudited)
Office equipment	17	26
Laboratory equipment	49	108
Furniture	2	2
Motor vehicles	23	23
Leasehold improvements	13	13

	104	172
Less: accumulated depreciation	(24)	(46)
Property and equipment, net	80	126

Depreciation expenses for the
three
and
nine
months ended
September 30, 2016
were
$6
and
$14,
respectively. Depreciation expenses for the
three
and
nine
months ended
September 30, 2017
were
$9
and
$22,
respectively.